Income Taxes - Schedule of Components of Deferred Income Tax Assets and Liabilities (Details)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Deferred income tax assets:
Tax loss carry forwards	¥ 34,562,809		¥ 27,926,708
Intangible assets and other non-current assets	10,598,946		10,523,946
Lease liabilities	9,112,298		10,179,317
Impairment and investment loss of long-term investments	405,191		945,446
Provision for loan receivable and other receivables	2,927,994		1,887,015
Accrued expenses and other payables	3,652,004		2,818,170
Property and equipment, net	53,301		81,512
Donation	5,000,000		7,500,000
Total gross deferred income tax assets	66,312,543		61,862,114
Less: valuation allowance	(51,769,696)		(48,897,848)	¥ (56,172,945)	¥ (44,713,570)
Total deferred income tax assets, net	14,542,847		12,964,266
Deferred income tax liabilities:
Intangible assets	19,029,861		23,338,194
Right-of-use assets	8,721,522		9,838,270
Contract cost assets	5,670,767		4,719,124
Total gross deferred income tax liabilities	33,422,150		37,895,588
Deferred income tax liabilities	¥ 18,879,303	$ 2,737,242	¥ 24,931,322